Cash (Tables)	12 Months Ended
Dec. 31, 2021
Cash [abstract]
Disclosure of cash position [Table Text Block]
	Osisko Gold Royalties (i)		Osisko Development (ii)		Total
	2021	2020	2021	2020	2021	2020
	$	$	$	$	$	$

Cash held in Canadian dollars	40,121	29,714	13,364	137,374	53,485	167,088

Cash held in U.S. dollars	33,262	59,208	15,810	47,167	49,072	106,375
Cash held in U.S. dollars (Canadian equivalent)	42,170	75,383	20,043	60,053	62,213	135,436

Total cash	82,291	105,097	33,407	197,427	115,698	302,524

(i) Excluding Osisko Development and its subsidiaries.

(ii) Osisko Development and its subsidiaries.